UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10607
Focused Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Focused Growth Portfolio

March 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 95.6%

Security	Shares	Value

Air Freight & Logistics — 2.1%

Expeditors International of Washington, Inc.	25,830	$1,295,116

		$1,295,116

Capital Markets — 3.5%

Lazard, Ltd., Class A	25,950	$1,079,001
T. Rowe Price Group, Inc.	16,190	1,075,340

		$2,154,341

Chemicals — 4.4%

Monsanto Co.	37,725	$2,726,008

		$2,726,008

Commercial Banks — 3.5%

Wells Fargo & Co.	69,640	$2,207,588

		$2,207,588

Communications Equipment — 7.9%

Acme Packet, Inc.(1)	18,970	$1,346,111
QUALCOMM, Inc.	65,130	3,571,078

		$4,917,189

Computers & Peripherals — 9.4%

Apple, Inc.(1)	14,710	$5,125,700
Hewlett-Packard Co.	17,691	724,800

		$5,850,500

Diversified Financial Services — 3.4%

JPMorgan Chase & Co.	46,660	$2,151,026

		$2,151,026

Electrical Equipment — 2.0%

Cooper Industries PLC, Class A	19,095	$1,239,266

		$1,239,266

Energy Equipment & Services — 3.9%

Schlumberger, Ltd.	26,218	$2,445,091

		$2,445,091

Food Products — 4.2%

Green Mountain Coffee Roasters, Inc.(1)	40,070	$2,588,923

		$2,588,923

Hotels, Restaurants & Leisure — 2.4%

Chipotle Mexican Grill, Inc.(1)	5,505	$1,499,397

		$1,499,397

Industrial Conglomerates — 2.2%

3M Co.	14,735	$1,377,723

		$1,377,723

Internet & Catalog Retail — 14.5%

Amazon.com, Inc.(1)	10,914	$1,965,939
Netflix, Inc.(1)	20,598	4,888,523
Priceline.com, Inc.(1)	4,300	2,177,692

		$9,032,154

Internet Software & Services — 2.7%

MercadoLibre, Inc.	20,400	$1,665,252

		$1,665,252

IT Services — 2.3%

Cognizant Technology Solutions Corp., Class A(1)	17,450	$1,420,430

		$1,420,430

Metals & Mining — 2.0%

BHP Billiton, Ltd. ADR	13,140	$1,259,863

		$1,259,863

Oil, Gas & Consumable Fuels — 7.8%

Apache Corp.	16,800	$2,199,456
Suncor Energy, Inc.	59,905	2,686,140

		$4,885,596

Pharmaceuticals — 5.3%

Teva Pharmaceutical Industries, Ltd. ADR	65,550	$3,288,643

		$3,288,643

Semiconductors & Semiconductor Equipment — 3.2%

Broadcom Corp., Class A	50,945	$2,006,214

		$2,006,214

See Notes to Financial Statements.

Focused Growth Portfolio

March 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 8.9%

Activision Blizzard, Inc.	109,684	$1,203,233
Oracle Corp.	32,280	1,077,184
salesforce.com, inc.(1)	15,830	2,114,571
VMware, Inc., Class A(1)	14,385	1,172,953

		$5,567,941

Total Common Stocks — 95.6%
(identified cost $48,018,613)		$59,578,261

Other Assets, Less Liabilities — 4.4%		$2,718,522

Net Assets — 100.0%		$62,296,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

See Notes to Financial Statements.

Focused Growth Portfolio

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Investments, at value (identified cost, $48,018,613)	$59,578,261
Cash	2,740,078
Dividends receivable	33,263
Tax reclaims receivable	965

Total assets	$62,352,567

Liabilities

Payable to affiliates:
Investment adviser fee	$30,639
Accrued expenses	25,145

Total liabilities	$55,784

Net Assets applicable to investors’ interest in Portfolio	$62,296,783

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$50,737,135
Net unrealized appreciation	11,559,648

Total	$62,296,783

See Notes to Financial Statements.

Focused Growth Portfolio

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends (net of foreign taxes, $1,984)	$159,066

Total investment income	$159,066

Expenses

Investment adviser fee	$132,412
Trustees’ fees and expenses	890
Custodian fee	25,134
Legal and accounting services	15,193
Miscellaneous	951

Total expenses	$174,580

Deduct —
Reduction of custodian fee	$383

Total expense reductions	$383

Net expenses	$174,197

Net investment loss	$(15,131)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$691,156
Foreign currency transactions	29

Net realized gain	$691,185

Change in unrealized appreciation (depreciation) —
Investments	$7,695,566

Net change in unrealized appreciation (depreciation)	$7,695,566

Net realized and unrealized gain	$8,386,751

Net increase in net assets from operations	$8,371,620

See Notes to Financial Statements.

Focused Growth Portfolio

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment income (loss)	$(15,131)	$15,263
Net realized gain from investment and foreign currency transactions	691,185	1,832,433 (1)
Net change in unrealized appreciation (depreciation) from investments	7,695,566	914,094

Net increase in net assets from operations	$8,371,620	$2,761,790

Capital transactions —
Contributions	$27,271,755	$16,350,673
Withdrawals	(3,340,271)	(15,422,213)

Net increase in net assets from capital transactions	$23,931,484	$928,460

Net increase in net assets	$32,303,104	$3,690,250

Net Assets

At beginning of period	$29,993,679	$26,303,429

At end of period	$62,296,783	$29,993,679

(1)	Includes $669,782 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Focused Growth Portfolio

March 31, 2011

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010		2009		2008		2007		2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.85	%(2)	0.88	%(3)	0.92	%(3)	0.88	%(3)	0.86	%(3)	0.87	%(3)
Net investment income (loss)	(0.07	)%(2)	0.06%		0.85%		0.44%		0.44%		0.48%
Portfolio Turnover	30	%(4)	152%		49%		50%		37%		46%

Total Return	23.84	%(4)	9.65%		(2.56)%		(16.90)%		18.25%		5.25%

Net assets, end of period (000’s omitted)	$62,297		$29,994		$26,303		$23,317		$26,467		$26,635

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.01% of average daily net assets for each of the years ended September 30, 2010, 2009, 2008, 2007 and 2006). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.
(4)	Not annualized.

See Notes to Financial Statements.

Focused Growth Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Focused Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2011, Eaton Vance Atlanta Capital Focused Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Focused Growth Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2011, the investment adviser fee was 0.65% (annualized) of the Portfolio’s average daily net assets and amounted to $132,412.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $33,580,294 and $12,361,426, respectively, for the six months ended March 31, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,216,219

Gross unrealized appreciation	$11,383,285
Gross unrealized depreciation	(21,243)

Net unrealized appreciation	$11,362,042

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2011.

Focused Growth Portfolio

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$59,578,261	$—	$—	$59,578,261

Total Investments	$59,578,261	$—	$—	$59,578,261

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Focused Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund and Focused Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Atlanta Capital Focused Growth Fund

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Focused Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Focused Growth Portfolio
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1451-5/11	ALCGSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Focused Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: May 16, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: May 16, 2011

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: May 16, 2011